TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

23.TAXATION

Income Tax

1)	Cayman Islands

The Group was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

2)	The United States (“U.S.”)

The Company’s subsidiaries, incorporated in the United States are subject to statutory income tax at a rate up to 35% for taxable income earned in the United States. On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted, significantly revising the U.S. corporate income tax law. Changes include a reduction in the federal corporate tax, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. This legislation resulted in a reduction of the U.S. federal corporate income tax rates from a maximum of 35% to 21%, to which the subsidiaries incorporated in the United States are subject.

3)	Hong Kong

Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

4)	Singapore

The Company’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies.

23.TAXATION (Continued)

Income Tax (Continued)

5)	China

The Company’s subsidiaries, the consolidated VIEs and subsidiaries of the VIEs established in the PRC are subject to statutory income tax at a rate of 25%, unless preferential tax rates were applicable.

The Enterprise Income Tax (“EIT”) Law and its implementing rules permit High and New Technology Enterprise (“HNTE”) to enjoy a reduced 15% EIT rate. Futu Network Technology (Shenzhen) Co., Ltd., one of the Company’s subsidiary, and Shenzhen Futu, the consolidated VIE, obtained the qualification certificate of HNTE under the EIT Law, subject to the tax rate of 15% with a valid period of three years starting from 2025 and 2023 respectively.

According to the relevant EIT Laws jointly promulgated by the Ministry of Finance of the PRC, State Tax Bureau of the PRC, and Ministry of Science of the PRC that became effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). For enterprises that currently enjoy pre-tax deduction for R&D expenses at the ratio of 75%, the pre-tax deduction ratio has increased to 100% during the period since October 1, 2022.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.

Dividends paid by the Group’s wholly foreign-owned subsidiaries in China to non-PRC-resident enterprises which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, will be subject to a withholding tax rate of 10%, unless the relevant Hong Kong entity satisfies all the requirements under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income and receives approval from the relevant tax authority. The undistributed earnings that are subject to dividend tax are expected to be indefinitely reinvested for the foreseeable future. As of December 31, 2024 and 2025, the total amount of undistributed earnings from the Group’s PRC subsidiaries and consolidated VIEs for which no withholding tax has been accrued was HK$4,168 million and HK$5,505 million, respectively. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

23.TAXATION (Continued)

Income Tax (Continued)

6)Pillar Two

The Organization of Economic Cooperation and Development has proposed a global minimum tax of 15% on a country-by-country basis (“Pillar Two”). Under the legislation, the Group is liable to pay a top-up tax for the difference between the Global Anti-Base Erosion Proposal (“GloBE”) effective tax rate for each jurisdiction and the 15% minimum rate.

For the year ended December 31, 2025, certain of the Group’s subsidiaries are located in jurisdictions where Pillar Two legislation has been in effect, including Hong Kong, Singapore, Australia, Canada, Japan, New Zealand and Malaysia. The Group has effective tax rates that exceed 15% in all jurisdictions in which it operates with assessable profits, except for Hong Kong, British Virgin Islands, and Mainland China. The Group has assessed the impact and determined that HK$321.0 million current tax provision is required due to the implementation of Pillar Two in these jurisdictions as of December 31, 2025.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Current income tax expenses	763,248	1,016,317	2,438,625
Deferred income tax benefit	(14,769)	(17,975)	(78,992)
Income tax expenses	748,479	998,342	2,359,633

Tax Reconciliation

After the prospective adoption of ASU 2023-09 for the year ended December 31, 2025, the reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Year Ended December 31, 2025,
	(HK$ in thousands)	Percent
Income before income tax expenses and share of loss from equity method investment	13,713,159
Hong Kong statutory tax rate (1)	2,262,506	16.5%
Foreign tax effects	177,742	1.3%
Effect of changes in tax laws or rates Enacted in the current period	274,951	2.0%
Effect of cross-border tax laws	46,088	0.3%
Changes in valuation allowances	(608)	0.0%
Nontaxable or nondeductible items
Income not subject to tax (2)	(397,429)	(2.9)%
Other	(3,617)	0.0%
Income tax expenses	2,359,633	17.2%

23.TAXATION (Continued)

Tax Reconciliation (Continued)

The reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2023	2024

	(HK$ in thousands)
Income before income tax expenses and share of loss from equity method investments	5,040,925	6,535,332
Tax expenses at Hong Kong profit tax rate of 16.5% (1)	831,588	1,078,165
Changes in valuation allowance	65,581	164,511
Tax effect of permanence differences	49,787	37,803
Effect of income tax jurisdictions other than Hong Kong	20,873	19,836
Super deduction of research and development expenses	(132,704)	(132,257)
Final settlement differences	11,756	11,484
Income not subject to tax (2)	(98,402)	(181,200)
Income tax expenses	748,479	998,342
(1)	The Hong Kong statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in Hong Kong.
(2)	This amount mainly represents tax exempted items, including offshore income of Futu Securities derived from executing the clients’ orders of US listed securities, etc.

Income taxes paid

For the year ended December 31, 2025, total income taxes paid (net of refunds) consisted of the following:

Year Ended December 31, 2025,
(HK$in thousands)
United States	818,536
Hong Kong	560,154
Others	267,614
Total	1,646,304

23.TAXATION (Continued)

Deferred Tax Assets and Liabilities

Deferred income tax expenses reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	352,117	405,484
Accrued expenses and others	112,470	206,261
Less: valuation allowance	(352,716)	(405,885)
Total deferred tax assets	111,871	205,860

Total deferred tax liabilities	4,882	20,856

Movement of Valuation Allowance

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Balance at beginning of the year	122,624	188,205	352,716
Additions	77,016	209,900	92,233
Reversals	(11,435)	(45,389)	(39,064)
Balance at end of the year	188,205	352,716	405,885

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate depending on which entity was applied when calculating deferred tax assets.

As of December 31, 2024 and 2025, the Group had net operating loss carryforwards of approximately HK$1,602,433 thousand and HK$1,562,679 thousand, respectively, which arose from the subsidiaries, the VIEs and the VIEs’ subsidiaries established in Hong Kong, Singapore, PRC, etc. As of December 31, 2024 and 2025, of the net operating loss carryforwards, HK$1,602,433 thousand and HK$1,562,679 thousand was provided for valuation allowance against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets of accrued expenses and others will not be realized. Apart from these net operating loss carryforwards that was provided for valuation allowance, the remaining is expected to be utilized prior to expiration considering future taxable income for respective entities.

23.TAXATION (Continued)

Uncertain Tax Position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. The Group continues to assess the uncertain tax positions in accordance with applicable income tax guidance and based on changes in facts and circumstances.

The Group is subject to routine examinations by the applicable local jurisdictions’ taxing authorities. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, tax filings of the Company’s PRC subsidiaries and the VIEs for tax years 2020 through 2024 remain open to examination by the respective tax authorities. The Group is also subject to the examination of the tax filings in other jurisdictions, most of significant jurisdictions are no longer subject to examinations for tax years before 2019.